Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 26, 2021	Jun. 27, 2021	Jun. 28, 2020	Jun. 28, 2020
Income Tax Disclosure [Abstract]
Effective tax rate		$ 5	$ 1
Deferred taxes		21	21
Interest and penalties		36	3
Income tax receivable		119
Income tax liability		26
Income tax payable current				$ 423
Increase (Decrease) in Income Taxes Payable, Net of Income Taxes Receivable				22
U.S. tax credit carryforwards		209
U.S. federal net operating loss carryforwards		546,452
Interest carryforward		24,340
Deferred tax assets		166,323	$ 129,902	$ 129,902
Estimated amount		369,624
Taxable income		$ 195,900
Income tax benefit	53.90%
US federal statutory rate	21.00%	21.00%	21.00%
Effective tax rate	$ 6,788